Short Term Investments - Additional Information (Detail) - Trading Securities - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain (Loss) on Securities [Line Items]
Realized gains on sales of short-term investments, trading securities	$ 48,000	$ 134,000	$ 103,000
Unrealized holding loss on short-term investment	$ 0	$ 0	$ 0